DEAR SHAREHOLDER:

Enclosed is the annual report of the operations for the ND Tax-Free Fund, Inc. (the "Fund") for the year ended December 31, 2002. The Fund's portfolio and related financial statements are presented within for your review.

Investors are going into the New Year facing many of the uncertainties that plagued them twelve months ago. Equities posted a third straight year of losses with the benchmark Standard & Poors 500 Index losing roughly 23 percent for 2002. The Bond market began the year with a decline during the first quarter and then posted gains for the remainder of 2002. There is tremendous skepticism about the ability of the U.S. economy to sustain a recovery because consumers are seen as completely tapped out, and because an overabundance of capacity is expected to keep a lid on investment spending. Finally, we have escalating concerns about the geopolitical outlook.

It is a safe bet that uncertainty about the 2003 outlook will be with us for some time. We expect the economy to recover, but it could be another choppy year with good quarters followed by soft ones. On the geopolitical front, Middle East tensions and fears against terrorism will likely last for years.

Monetary reflation has provided powerful support to the economy. In November the Federal Reserve lowered its target level for the federal funds rate for the twelfth time in the past two years to 1.25%. During the period consumer spending remained relatively high. That and low mortgage rates were sources of strength for the economy.

A stimulative monetary stance will be supported and the Administration is currently working on a new stimulus package that will involve tax cuts and increased spending. Relaxed monetary and fiscal policy both could result in renewed inflation and we are watchful for signs of change in the price indices.

During the period the Fund utilized defensive positions at times designed to provide share price stability. U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share prices as bond yields fell to forty-year lows. The decline of the U.S. Dollar and the swing from surplus to deficit in the Federal budget are areas of concern. These measures will be key to bond performance over the coming months.

Diversification remains an important strategy of the Fund as reflected on the ratings of the forty three issues in the portfolio. Portfolio quality for the year ended were represented as follows: AAA 51.3%, AA 13.1%, A 15.9%, and NR 19.7%. Income exempt from Federal and State income taxes with preservation of capital remain the primary objectives of the Fund.





Sincerely,

Monte L. Avery                   Robert E. Walstad
Chief Portfolio Strategist       President


TERMS & DEFINITIONS
-------------------

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

LEHMAN BROTHERS MUNICIPAL BOND INDEX
   An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

MULTIPLE CLASSES OF SHARES
   Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

OFFERING PRICE
   The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.




[pie chart]
PORTFOLIO QUALITY RATINGS
-------------------------
COMPOSITION
-----------
(based on Total Long-Term Investments)
AAA                            51.3%
AA                             13.1%
A                              15.9%
NR                             19.7%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody's Investors Services and Standard & Poor's.

Non-rated (NR) securities in the Fund were investment grade when purchased. As of 12/31/02, 6.9% of the non-rated securities were no longer investment grade and continue to be held by the Fund.

These percentages are subject to change.


                                           AVERAGE ANNUAL TOTAL RETURNS
                                       For periods ending December 31, 2002
                                       ------------------------------------
                                                                                 Since Inception
Class B Shares                   1 year         5 year         10 year          (January 3, 1989
------------------------------------------------------------------------------------------------
Without CDSC                    (0.10)%          2.93%           *3.82%                4.49%
With CDSC (4% max)              (3.92)%          2.93%            3.82%                4.49%

                                       For periods ending December 31, 2002
                                       ------------------------------------
                                                                                  Since Inception
Class A Shares                  1 year          5 year         10 year           (January 7, 2000)
--------------------------------------------------------------------------------------------------
Without Sales Charge             0.37%           N/A              N/A                  4.58%
With Sales Charge (4.25%)       (3.90)%          N/A              N/A                  3.07%

*Class B shares are automatically converted to Class A shares after 8 years.



                          COMPARATIVE INDEX GRAPH
                          -----------------------
[line graphs]
Comparison of change in value of  a $10,000 investment in the ND Tax-Free Fund and the Lehman Brothers Municipal Bond Index
------------------------------------------------------------------------------
CLASS B SHARES
-------------
                                 ND Tax-            Lehman Brothers
                                Free Fund           Municipal Bond
                                w/o CDSC                Index
                               ----------           ---------------
01/03/1989                      $10,000                $10,000
1989                            $10,291                $11,079
1990                            $11,109                $11,886
1991                            $12,006                $13,330
1992                            $12,718                $14,505
1993                            $13,529                $16,286
1994                            $13,262                $15,444
1995                            $14,413                $18,140
1996                            $15,367                $18,946
1997                            $16,007                $20,689
1998                            $16,564                $22,030
1999                            $16,380                $21,574
2000                            $17,712                $24,098
2001                            $18,514                $25,335
2002                            $18,496                $26,785

CLASS A SHARES
--------------
                  ND Tax-Free        ND Tax-Free        Lehman Brothers
                   Fund w/o           Fund w/Max        Municipal Bond
                 Sales Charge       Sales Charge            Index
                 ------------       ------------        ---------------
01/07/2000         $10,000            $ 9,575              $10,000
2000               $10,867            $10,405              $11,169
2001               $11,387            $10,903              $11,743
2002               $11,429            $10,943              $12,870

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in North Dakota municipal bonds. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio.
Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends. The Fund's share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.



MANAGEMENT OF THE FUND

   The Board of each Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds and the four series of Ranson Managed Portfolios. Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the "independent" Directors. The remaining two Directors are "interested" by virtue of their affiliation with the Investment Adviser and its affiliates.

   The Independent Directors of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
Lynn W. Aas             Director          Since December     Retired; Attorney; Director,       9                  None
904 NW 27th                                   1994            Montana Tax-Free Fund, Inc.,
Minot, ND 58703                                              South Dakota Tax-Free Fund, Inc.,
81                                                           Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of
                                                             Funds, Inc. (since September
                                                             1998), ND Insured Income Fund,
                                                             Inc. (December 1994 to August
                                                             1999); Trustee, Ranson Managed
                                                             Portfolios; Director, First
                                                             Western Bank & Trust.

Orlin W. Backes         Director          Since April        Attorney, McGee, Hankla, Backes    9            Director, First
15 2nd Ave.,                                 1995            & Dobrovolny, P.C.; Director,                   Western Bank
SW - Ste. 305                                                Montana Tax-Free Fund, Inc.,                    & Trust
Minot, ND 58701                                              South Dakota Tax-Free Fund, Inc.,
67                                                           Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of Funds,
                                                             Inc. (since September 1998), ND
                                                             Insured Income Fund, Inc. (March
                                                             1995 to August 1999); Trustee,
                                                             Ranson Managed Portfolios;
                                                             Director, First Western Bank
                                                             & Trust.

R. James Maxson         Director          Since January      Attorney, Maxson Law Office        9                  None
Town & Country Center                         1999           (since November 2002): Attorney,
1015 S. Broadway                                             McGee, Hankla, Backes & Dobrovolny,
Suite 15                                                     P.C. (April 2000 to November 2002);
Minot, ND 58701                                              Attorney, Farhart, Lian and
55                                                           Maxson, P.C. (March 1976 to March
                                                             2000); Director, Montana Tax-Free
                                                             Fund, Inc. (since January 1999),
                                                             South Dakota Tax-Free Fund, Inc.
                                                             (since January 1999), Integrity
                                                             Fund of Funds, Inc. (since January
                                                             1999), Integrity Small-Cap Fund
                                                             of Funds, Inc. (since January
                                                             1999); Trustee, Ranson Managed
                                                             Portfolios (since January 1999).
--------------------

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.


   The Interested Directors and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS

                                                                                           NUMBER OF             OTHER
                                                                                           PORTFOLIOS        DIRECTORSHIPS
NAME, ADDRESS        POSITION(S) HELD         TERM AND       PRINCIPAL OCCUPATION(S)     OVERSEEN IN THE      HELD OUTSIDE
  AND AGE            WITH REGISTRANT       LENGTH SERVED     DURING PAST 5 YEARS          FUND COMPLEX *    THE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------------
**Peter A. Quist        Director,        Since Inception     Attorney; Director and Vice        5            Director, ARM
1 North Main          Vice President                         President, Integrity Mutual Funds,              Securities
Minot, ND 58703        and Secretary                         Inc. (formerly known as ND                      Corporation
68                                                           Holdings,Inc.); Director, Vice
                                                             President, and Secretary, ND
                                                             Money Management, Inc., ND
                                                             Capital, Inc., ND Resources,
                                                             Inc., Montana Tax-Free Fund, Inc.,
                                                             South Dakota Tax-Free Fund,
                                                             Inc., Integrity Fund of Funds,
                                                             Inc., Integrity Small-Cap
                                                             Fund of Funds, Inc. (since
                                                             September 1998), ND Insured
                                                             Income Fund, Inc. (November
                                                             1990 to August 1999), The
                                                             Ranson Company, Inc. (January
                                                             1996 to February 1997), Ranson
                                                             Capital Corporation; Vice
                                                             President and Secretary, Ranson
                                                             Managed Portfolios; Director,
                                                             ARM Securities Corporation
                                                             (since May 2000).

**Robert E. Walstad     Director,         Since Inception    Director (since September 1987),   9            Director, ARM
1 North Main            Chairman,                            President (September 1987 to                    Securities
Minot, ND 58703         President,                           October 2001) (since September                  Corporation;
58                     and Treasurer                         2002), Integrity Mutual Funds,                  Director, Magic
                                                             Inc. (formerly known as ND                      Internet
                                                             Holdings, Inc.); Director,                      Services, Inc.;
                                                             President, and Treasurer, ND                    Director,
                                                             Money Management, Inc., ND                      Capital
                                                             Capital, Inc., ND Resources,                    Financial
                                                             Inc., Montana Tax-Free Fund, Inc.,              Services, Inc.
                                                             South Dakota Tax-Free Fund, Inc.,
                                                             Integrity Fund of Funds, Inc.,
                                                             Integrity Small-Cap Fund of Funds,
                                                             Inc. (since September 1998), ND
                                                             Insured Income Fund, Inc.
                                                             (November 1990 to August 1999);
                                                             Trustee, Chairman, President,
                                                             and Treasurer, Ranson Managed
                                                             Portfolios; Director, President,
                                                             CEO, and Treasurer, The Ranson
                                                             Company, Inc. (January 1996 to
                                                             February 1997), and Ranson Capital
                                                             Corporation; Director (since October
                                                             1999), President (October 1999 to
                                                             October 2001), Magic Internet
                                                             Services, Inc.; Director (since
                                                             May 2000), President (May 2000
                                                             to October 2001) (since September
                                                             2002), ARM Securities Corporation;
                                                             Director, CEO, Chairman (since
                                                             January 2002), President (since
                                                             September 2002), Capital Financial
                                                             Services, Inc.
__________________________

* The Fund Complex consists of the five funds in the Integrity family of funds and the four series of Ranson Managed Portfolios.

** Directors who are "interested persons" of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund's Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund's directors and is available at 1(800)601-5593 without charge upon request.


INDEPENDENT DIRECTORS

     [photo]             [photo]                [photo]
  LYNN W. AAS       ORLIN W. BACKES        R. JAMES MAXSON


INTERESTED DIRECTORS
              [photo]                [photo]
          PETER A. QUIST        ROBERT E. WALSTAD



INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of ND Tax-Free Fund, Inc.


We have audited the accompanying statement of assets and liabilities of ND Tax-Free Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ND Tax-Free Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota   USA
February 10, 2003

..


SCHEDULE OF INVESTMENTS December 31, 2002
-----------------------------------------

NAME OF ISSUER                                                  Rating
Percentages represent the market value of each                (Unaudited)  Coupon                    Principal       Market
investment category to total net assets                       Moody's/S&P   Rate     Maturity         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA MUNICIPAL BONDS (97.9%)
Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev. ......   NR/NR      7.000%   06/01/19    $    500,000   $    503,750
Burleigh Cty., ND (Univ. of Mary) Facs. Rev. .................   NR/NR      5.750    12/01/11       1,000,000      1,055,300
Burleigh Cty., ND (Univ. of Mary) Facs. Rev. .................   NR/NR      5.875    12/01/15       1,000,000      1,063,940
Burleigh Cty., ND (Univ. of Mary) Facs. Rev. .................   NR/NR      5.625    12/01/15         500,000        524,155
Carrington, ND Cath. Hlth. Corp. Facs. Rev. ..................   Aa/AA      6.250    11/15/15         500,000        510,000
Dickinson, ND (St. Luke's Home) Rev. 	.........................   NR/NR      7.250    05/01/22         500,000        505,115
#Fargo, ND (St. Luke's Hospital) Facs. Rev. Ref. .............   NR/A+      6.500    06/01/15       4,000,000      4,191,320
Fargo, ND Parking Rev. Series 2001-A 	.........................   NR/NR      6.625    11/01/21         100,000        104,176
Fargo, ND School District Bldg. Auth. Lease Rev. .............  A-3/NR      5.750    05/01/18         500,000        546,050
Grand Forks, ND (United Hospital) Facs. Rev. MBIA.............  Aaa/AAA     6.625    12/01/10         830,000        852,825
*Grand Forks, ND (United Hospital) Facs. Rev. MBIA............  Aaa/AAA     6.250    12/01/19       1,000,000      1,109,400
*Grand Forks, ND (United Hospital) Facs. Rev. MBIA............  Aaa/AAA     6.450    12/01/23       1,525,000      1,703,486
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA..........  Aaa/AAA     5.625    12/15/29       1,000,000      1,055,300
^Grand Forks, ND (4000 Valley Square Project) Hsg. Rev. ......   NR/NR      6.250    12/01/34       2,710,000      2,222,200
^Grand Forks, ND (Valley Square Project) Hsg. Rev. ...........   NR/NR      6.375    12/01/34         620,000        514,600
Jamestown, ND (College) Facs. Rev. ...........................   NR/NR      6.625    10/01/14         800,000        857,120
+^Lisbon, ND (Parkside Lutheran Home) Rev. ...................   NR/NR        0.0    06/01/12         500,000        175,000
*Mercer Cty., ND (MT-Dak. Util.) Rev. FGIC....................  Aaa/AAA     6.650    06/01/22       3,000,000      3,082,500
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA...............  Aaa/AAA     5.850    06/01/23         630,000        660,568
*Mercer Cty., ND (Basin Elec.) Rev. AMBAC.....................  Aaa/AAA     6.050    01/01/19       5,425,000      5,941,948
Morton Cty., ND (MT-Dak. Util.) Rev. FGIC.....................  Aaa/AAA     6.650    06/01/22         350,000        359,625
Morton Cty., ND Multifamily Hsg. Rev. Ref. ...................   NR/NR      6.750    03/01/21         500,000        499,065
ND (HFA) Single Family Mrtge. Program  .......................   Aa/A+      7.000    07/01/23         445,000        456,125
ND (HFA) Single Family Mrtge. Program  .......................   Aa/A+      6.800    07/01/23       1,040,000      1,066,000
ND (HFA) Single Family Mrtge. Program ........................   Aa/A+      6.700    07/01/13         215,000        219,300
ND (HFA) Single Family Mrtge. Program ........................   Aa/A+      6.800    07/01/25       1,380,000      1,441,244
ND (HFA) Single Family Mrtge. Program ........................   Aa/A+      6.950    07/01/25       1,260,000      1,322,458
ND (HFA) Hsg. Finance Program  ...............................   Aa/NR      6.750    07/01/25         265,000        265,000
ND (HFA) Hsg. Finance Program ................................   Aa/NR      6.300    01/01/15         370,000        390,324
ND (HFA) Hsg. Finance Program ................................   Aa/NR      6.300    07/01/16         345,000        364,972
#ND Municipal Bond Bank Revolving Fund Program ...............  Aaa/NR      6.250    10/01/14       3,525,000      3,720,567
ND Blding. Auth. Lease Rev. Ref. AMBAC........................  Aaa/AAA     6.000    06/01/10       1,700,000      1,758,123
ND Blding. Auth. Lease Rev. FSA...............................  Aaa/AAA     6.000    12/01/13         500,000        540,840
ND State Board of Hgr. Educ. (MSU) Facs. Rev. Ref. ...........   NR/NR      6.750    08/01/05         755,000        765,683
ND State Board of Hgr. Educ. (ND St. Univ. Hsg.) .............  A-1/NR      5.600    04/01/29       1,035,000      1,112,449
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC.............  Aaa/AAA     5.100    04/01/32         500,000        505,285
ND Student Loan Rev. AMBAC....................................  Aaa/AAA     6.300    07/01/12         100,000        109,042
ND Student Loan Rev. AMBAC....................................  Aaa/AAA     6.350    07/01/13         250,000        273,100
ND Student Loan Rev. AMBAC....................................  Aaa/AAA     6.400    07/01/14         400,000        438,164
ND State Water Commission Devl. Rev. AMBAC....................  Aaa/AAA     5.750    07/01/27       1,250,000      1,350,675
Oliver Cty., ND (Square Butte Elec. Coop)
Pollution Control Rev. AMBAC..................................  Aaa/AAA     5.300    01/01/27         100,000        104,451
ND State Board of Hgr. Educ. (UND) ...........................    A/A-      7.300    09/01/10       1,425,000      1,435,688
^Wahpeton, ND (Town Centre Square) Rev. Ref. .................   NR/NR      8.500    02/01/14         250,000        241,250
                                                                                                                ------------
TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $44,711,151) .......................................................  $ 45,918,183
                                                                                                                ------------
SHORT-TERM SECURITIES (0.68%)
Wells Fargo National Tax-Free Money Market (COST: $320,197) ..................................................  $    320,197
                                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES (COST: 45,031,348) ...........................................................  $ 46,238,380
OTHER ASSETS LESS LIABILITIES.................................................................................       647,524
                                                                                                                ------------
NET ASSETS...................................................... .............................................  $ 46,885,904
                                                                                                                ============

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

+ Indicates non-income producing due to default.

 Non-rated (NR) securities in the Fund were investment grade when purchased.
 ^As of 12/31/02, 6.9% of the non-rated securities were no longer investment grade and continue to be held by the Fund.

The accompanying notes are an integral part of these financial statements.



FINANCIAL STATEMENTS December 31, 2002
--------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
-------------------------------------
ASSETS
     Investments in securities, at value (cost: $45,031,348) .......  $  46,238,380
     Accrued dividends receivable...................................            609
     Accrued interest receivable....................................        695,174
     Variation margin on futures....................................        215,625
     Prepaid expenses...............................................            420
                                                                      -------------
        Total Assets................................................  $  47,150,208
                                                                      -------------
LIABILITIES
     Dividends payable..............................................  $     202,704
     Accrued expenses...............................................         50,461
     Disbursements in excess of demand deposit cash.................         11,139
                                                                      -------------
        Total Liabilities...........................................  $     264,304
                                                                      -------------

NET ASSETS..........................................................  $  46,885,904
                                                                      =============

Net assets are represented by:
     Capital stock outstanding, at par..............................  $       5,684
     Additional paid-in capital.....................................     54,312,029
     Accumulated undistributed net realized gain
     (loss) on investments
     and futures....................................................     (8,638,841)
     Unrealized appreciation on investments ........................      1,207,032
                                                                      -------------
        Total amount representing net assets applicable to
        5,683,809 outstanding shares of $.001 par value
        common stock (100,000,000 shares authorized) ...............  $  46,885,904
                                                                      =============
Net asset value per share...........................................  $        8.25
                                                                      =============
Net Assets Consist of:
     Class A........................................................  $  34,463,104
     Class B........................................................  $  12,422,800
                                                                      -------------
          Total Net Assets..........................................  $  46,885,904
-----------------------------------------------------------------------------------
Shares Outstanding:
     Class A........................................................      4,178,311
     Class B........................................................      1,505,498
-----------------------------------------------------------------------------------
Net Asset Value per share:
     Class A .......................................................  $        8.25
     Class A - offering price (based on sales charge of 4.25%)......  $        8.62
     Class B........................................................  $        8.25
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2002
--------------------------------------

Statement of Operations
For the year ended December 31, 2002
------------------------------------
INVESTMENT INCOME
    Interest........................................................  $   2,898,977
    Dividends.......................................................         18,229
                                                                      -------------
        Total Investment Income.....................................  $   2,917,206
                                                                      -------------
EXPENSES
    Investment advisory fees........................................  $     300,638
    Distribution fees (12b-1)-Class A...............................         84,844
    Distribution fees (12b-1)-Class B...............................        121,265
    Transfer agent fees.............................................         61,942
    Accounting service fees.........................................         49,098
    Custodian fees..................................................         14,137
    Professional fees...............................................         12,000
    Directors fees..................................................          4,207
    Transfer agent out-of-pockets...................................          6,323
    Reports to shareholders.........................................          6,092
    Insurance expense...............................................          4,896
    License, fees, and registrations................................          5,932
                                                                      -------------
        Total Expenses..............................................  $     671,374
     Less expenses waived or absorbed
     by the fund's manager..........................................       (138,774)
                                                                      -------------
        Total Net Expenses..........................................  $     532,600
                                                                      -------------
NET INVESTMENT INCOME...............................................  $   2,384,606
                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
     Net realized gain (loss) from:
     Investment transactions........................................  $      50,141
     Futures transactions...........................................     (1,918,982)
     Net change in unrealized appreciation (depreciation) of:
     Investments....................................................       (406,652)
                                                                      -------------
        Net Realized and Unrealized Gain (Loss) on Investments and
        Futures.....................................................  $  (2,275,493)
                                                                      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....  $     109,113
                                                                      =============

The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS December 31, 2002
--------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2002, and the year ended December 31, 2001
--------------------------------------------------------------------------
                                                                                           For The              For The
                                                                                          Year Ended           Year Ended
                                                                                       December 31, 2002    December 31, 2001
                                                                                       --------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income..............................................................  $   2,384,606         $   2,638,469
    Net realized gain (loss) on investment and futures transactions....................     (1,868,841)               50,533
    Net change in unrealized appreciation (depreciation) on investments
    and futures.......................................................................        (406,652)             (220,998)
                                                                                       --------------------------------------
            Net Increase (Decrease) in Net Assets Resulting From Operations............  $     109,113         $   2,468,004
                                                                                       --------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income:
        Class A ($.41 and $.43, respectively) .........................................  $  (1,654,485)        $  (1,435,977)
        Class B ($.38 and $.40, respectively) .........................................       (729,110)           (1,202,250)
    Return of capital distributions:
        Class A ($.00 and $.00, respectively) .........................................              0                     0
        Class B ($.00 and $.00, respectively) .........................................              0                     0
    Distributions from net realized gain on investment and futures transactions:
        Class A........................................................................              0                     0
        Class B........................................................................              0                     0
                                                                                       --------------------------------------
            Total Dividends and Distributions..........................................  $  (2,383,595)        $  (2,638,227)
                                                                                       --------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares:
       Class A.........................................................................  $     465,019         $    229,754
       Class B.........................................................................      1,093,828              912,874
    Proceeds from reinvested dividends:
       Class A.........................................................................      1,101,285              930,703
       Class B.........................................................................        483,838              794,880
    Cost of shares redeemed:
       Class A.........................................................................     (3,964,811)          (3,404,203)
       Class B.........................................................................     (3,103,596)          (2,847,335)
    Exchanges to/from related fund classes:
       Class A.........................................................................      6,392,143            9,627,749
       Class B.........................................................................     (6,392,143)          (9,627,749)
                                                                                       --------------------------------------
            Net Increase (Decrease) in Net Assets Resulting From
            Capital Share Transactions.................................................  $  (3,924,437)       $  (3,383,327)
                                                                                       --------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................................................  $  (6,198,919)       $  (3,553,550)

NET ASSETS, BEGINNING OF PERIOD........................................................     53,084,823           56,638,373
                                                                                       --------------------------------------
NET ASSETS, END OF PERIOD..............................................................  $  46,885,904        $  53,084,823
                                                                                       ======================================

The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS  December 31, 2002
------------------------------------------------

Note 1. ORGANIZATION
        ND Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on October 7, 1988, and commenced operations on January 3, 1989. The Fund's objective is to provide as high a level of current income exempt from federal and North Dakota income taxes as is consistent with preservation of capital. The Fund will seek to achieve this by investing primarily in a portfolio of North Dakota tax-exempt securities.

        All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.85% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required. Class B shares automatically convert to A on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
        INVESTMENT SECURITY VALUATION - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by ND Money Management, Inc. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

        The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

        FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% were exempt from federal income taxes.

        The Fund has unexpired capital loss carryforwards for tax purposes as of December 31, 2002 totaling $8,645,045, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.



        Year          Unexpired Capital Losses
        2003                  3,488,050
        2004                          0
        2005                  1,941,479
        2006                    589,931
        2007                          0
        2008                    756,779
        2009                          0
        2010                  1,868,806


        MULTIPLE CLASS ALLOCATIONS - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the year ended December 31, 2002, distribution fees were the only class-specific expenses.

        DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

        PREMIUMS AND DISCOUNTS - Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding.
        The effect of this cumulative adjustment was $4,987 for the Fund. The Financial Highlights for prior periods have not been restated to reflect this change in presentation. This change had no effect on the Fund's net assets or total return.

        OTHER - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

        Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

        FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

        A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

        Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

        Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

        At December 31, 2002, the Fund had outstanding futures contracts to sell debt securities as follows:

|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
|                     |                    |   Number of Futures   |    Valuation as of    |   Unrealized Appreciation  |
|Contracts to Sell    | Expiration Date    |       Contracts       |   December 31, 2002   |      (Depreciation)        |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|
                                                                                                                        |
|U.S. Treasury Bonds  |    03/2003         |         100           |        $215,625       |        ($251,814)          |
|---------------------|--------------------|-----------------------|-----------------------|----------------------------|


        USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        RECLASSIFICATIONS - Certain prior year amounts have been reclassified to conform to the current year presentation.


Note 3. CAPITAL SHARE TRANSACTIONS
        As of December 31, 2002, there were 100,000,000 shares of $.001 par value authorized; 5,683,809 and 6,146,767 shares were outstanding at December 31, 2002, and December 31, 2001, respectively.

        Transactions in capital shares were as follows:


                                                         Class A Shares                           Class B Shares
                                                         --------------                           --------------
                                                  For The              For The             For The              For The
                                                 Year Ended           Year Ended          Year Ended           Year Ended
                                              December 31, 2002    December 31, 2001   December 31, 2002    December 31, 2001
                                              -------------------------------------------------------------------------------
Shares sold...................................      54,619               26,667             129,322              106,068
Shares issued on reinvestment of dividends....     129,983              108,218              56,907               92,409
Shares redeemed...............................    (468,372)            (394,933)           (365,685)            (330,805)
Shares exchanged to Class A...................           0                    0            (752,053)          (1,118,770)
Shares exchanged from Class B.................     752,321            1,119,491                   0                    0
                                              -------------------------------------------------------------------------------
Net increase (decrease) ......................     468,551              859,443            (931,509)          (1,251,098)
                                              ===============================================================================

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
        ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. formerly known as ND Holdings, Inc., the Fund's sponsor.

        The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund's average daily net assets. The Fund has recognized $300,613 of investment advisory fees after a partial waiver for the year ended December 31, 2002. The Fund has a payable to ND Money Management, Inc. of $24,449 at December 31, 2002, for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

        ND Capital, Inc. ("Capital") serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Class B presently pays an annual distribution fee of up to 0.85% of the average daily net assets of the class. Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

        During the year ended December 31, 2002, amounts paid or accrued to Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

                             12b-1 Fees Charged       12b-1 Fees Waived
                             ------------------       -----------------
        Class A Shares             84,844                  (77,885)
        Class B Shares            121,265                  (60,864)



        The Fund has engaged ND Capital, Inc. as agent for the purchase of certain investment securities. For the year ended December 31, 2002, no commissions were earned by ND Capital, Inc.

        ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $61,942 of transfer agency fees for the year ended
        December 31, 2002. The Fund has a payable to ND Resources, Inc. of $5,133 at December 31, 2002, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $49,098 of accounting service fees for the year ended December 31, 2002. The Fund has a payable to ND Resources, Inc. of $4,128 at December 31, 2002, for accounting service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS
        The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $1,508,637 and $5,422,497, respectively, for the year ended December 31, 2002.

Note 6. INVESTMENT IN SECURITIES
        At December 31, 2002, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $45,031,348. The net unrealized appreciation of investments based on the cost was $1,207,032, which is comprised of $2,037,933 aggregate gross unrealized appreciation and $830,901 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS
--------------------

Selected per share data and ratios for the period indicated

CLASS A SHARES
--------------
                                                                                                            For The Period
                                                                  For The              For The             Since Inception
                                                                 Year Ended           Year Ended       (January 7, 2000) Thru
                                                               December 31, 2002    December 31, 2001      December 29, 2000
                                                               --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...........................  $   8.63              $   8.66               $   8.38
                                                               --------------------------------------------------------------
Income from Investment Operations:
     Net investment income.....................................  $    .41              $    .43               $    .43
     Net realized and unrealized gain (loss) on
     investment and futures transactions.......................      (.38)                 (.03)                   .28
                                                               --------------------------------------------------------------
         Total Income (Loss) From Investment Operations........  $    .03              $    .40               $    .71
                                                               --------------------------------------------------------------
Less Distributions:
     Dividends from net investment income......................  $   (.41)             $   (.43)              $   (.43)
     Return of capital distributions...........................       .00                   .00                    .00
     Distributions from net realized gains.....................       .00                   .00                    .00
                                                               --------------------------------------------------------------
         Total Distributions...................................  $   (.41)             $   (.43)              $   (.43)
                                                               --------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.................................  $   8.25              $   8.63               $   8.66
                                                               ==============================================================
Total Return...................................................      0.37%(A)              4.78%(A)               8.67%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) .................  $ 34,463              $ 32,033               $ 24,684
     Ratio of net expenses (after expense
     assumption) to average net assets.........................      0.95%(B)              0.95%(B)               0.94%(B)
     Ratio of net investment income to
     average net assets........................................      4.87%                 5.01%                  5.12%
     Portfolio turnover rate...................................      3.14%                 2.30%                  0.86%

(A)  Excludes maximum sales charge of 4.25%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. formerly known as ND Holdings, Inc. assumed/waived expenses of $77,910, $60,751, and $39,055, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.18%, 1.16%, and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
--------------------

Selected per share data and ratios for the period indicated

CLASS B SHARES
--------------
                                                 For The         For The         For The         For The         For The
                                                Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                                December 31,    December 31,    December 29,    December 31,    December 31,
                                                   2002            2001            2000            1999            1998
                                                ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  8.64         $  8.66         $  8.40         $  8.94         $  9.09
                                                ----------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income......................  $   .38         $   .40         $   .40         $   .41         $   .41
     Net realized and unrealized gain (loss)
     on investment and futures transactions.....     (.39)           (.02)            .26            (.50)           (.10)
                                                ----------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations..................  $  (.01)        $   .38         $   .66         $  (.09)        $   .31
                                                ----------------------------------------------------------------------------
Less Distributions:
     Dividends from net investment income.......  $  (.38)        $  (.40)        $  (.40)        $  (.41)        $  (.41)
     Return of capital distributions............      .00             .00             .00            (.04)           (.05)
     Distributions from net realized gains......      .00             .00             .00             .00             .00
                                                ----------------------------------------------------------------------------
         Total Distributions....................  $  (.38)        $  (.40)        $  (.40)        $  (.45)        $  (.46)
                                                ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................  $  8.25         $  8.64         $  8.66         $  8.40         $  8.94
                                                ============================================================================
Total Return....................................    (0.10)%(A)       4.53%(A)        8.13%(A)       (1.11%)(A)       3.48%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands)...  $  12,423       $  21,052       $  31,954       $  65,815       $  80,987
     Ratio of net expenses (after expense
     assumption) to average net assets..........     1.30%(B)        1.30%(B)        1.30%(B)        1.30%(B)        1.30%(B)
     Ratio of net investment income to
     average net assets.........................     4.52%           4.68%           4.80%           4.61%           4.59%
     Portfolio turnover rate....................     3.14%           2.30%           0.86%           7.45%           7.32%

(A)  Excludes contingent deferred sales charge of 4%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. formerly known as ND Holdings, Inc. assumed/waived expenses of $60,864, $92,939, $144,913, $329,246, and $331,888, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.68%, 1.67%, 1.66%, 1.74%, and 1.70%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.